American Independence Absolute Return Bull Bear Bond Fund
FUND SUMMARY – ABSOLUTE RETURN BULL BEAR BOND FUND
Investment Objectives/Goals.
The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Fund” starting on page 10 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence Absolute Return Bull Bear Bond Fund (USD $)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence Absolute Return Bull Bear Bond Fund		Institutional Shares	Class A Shares
Management Fee		0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.25%	[1]
Other Expenses		0.86%	0.86%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.38%	1.63%
Fee Waivers and Expense Reimbursements	[3]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2][3]	1.32%	1.57%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is not assessing the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
[3]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 1.30% and 1.55% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence Absolute Return Bull Bear Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	134	431	750	1,652
Class A Shares	578	912	1,268	2,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 839% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities or Treasury related exchange-traded funds (“ETFs”);

•	The Fund expects to maintain an average duration between -12 and 12 years. The Adviser determines the duration based upon its proprietary Interest Rate Scorecard (“Scorecard”). The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth, e.g. employment growth, and inflationary expectations, e.g. the behavior of precious metals prices and the recent trend in interest rates. The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly -12 years (implemented typically through the use of inverse ETFs or Treasury related derivatives) if the outlook is Fully Bearish, or 50% of the benchmark, the Barclays Capital U.S. Treasury Index (about 3.0 years), if it is Moderately Bearish. If the Scorecard is indeterminate, the Adviser will match the duration of the benchmark (about 6.0 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 9.0 years) if Moderately Bullish, or 200% of the benchmark (about 12 years) if the outlook is Fully Bullish. By using leveraged ETFs, the Fund could possibly sustain a substantial loss in volatile markets.

•	100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities; and

•	The Fund may invest in derivatives (options and futures) for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment.

Main types of securities the Fund may hold:

•	U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds
•	Treasury related ETFs, including leveraged ETFs
•	Futures and Options
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Concentration Risk. Since a large percentage of the Fund’s assets will be invested in the securities of the U.S. Government and Treasury related ETFs, any change in the value of those securities could significantly affect the value of your investment in the Fund.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Fund.

Leveraging Risks. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, including through the use of leveraged ETFs, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Swap or Counterparty Risk. The inverse ETFs employed in the strategy utilize swaps and may entail certain risks, including, in some or all cases, aggressive investment techniques (futures contracts, options, forward contracts, swap agreements and similar instruments), correlation or inverse correlation, leverage and market price variance, all of which can increase volatility and decrease performance. The ETFs are non-diversified and may be more susceptible to single issuer risk than a more diversified fund.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Short Selling Risk. The inverse ETFs or U.S. Treasury-related derivatives that the Fund may use may have the effect of short selling U. S. Treasury securities. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser‘s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the Barclays Capital U.S. Treasury Index. The Fund has been in existence since July 8, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

ABSOLUTE RETURN BULL BEAR BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	3.24%	4Q 2010
Worst quarter:	(3.30)%	3Q 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence Absolute Return Bull Bear Bond Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(8.94%)	(1.96%)	Jul 8, 2010
Institutional Shares - Return After Taxes on Distributions	(8.95%)	(2.11%)	Jul 8, 2010
Institutional Shares - Return After Taxes on Distributions and Sale of Fund Shares	(5.81%)	(1.74%)	Jul 8, 2010
Class A Shares	(13.11%)	(5.06%)	Jul 8, 2010
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.69%	Jul 8, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust
CIK	dei_EntityCentralIndexKey	0001324443
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
American Independence Absolute Return Bull Bear Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY – ABSOLUTE RETURN BULL BEAR BOND FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Fund” starting on page 10 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 839% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	839.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

•	At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities or Treasury related exchange-traded funds (“ETFs”);

•	The Fund expects to maintain an average duration between -12 and 12 years. The Adviser determines the duration based upon its proprietary Interest Rate Scorecard (“Scorecard”). The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth, e.g. employment growth, and inflationary expectations, e.g. the behavior of precious metals prices and the recent trend in interest rates. The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly -12 years (implemented typically through the use of inverse ETFs or Treasury related derivatives) if the outlook is Fully Bearish, or 50% of the benchmark, the Barclays Capital U.S. Treasury Index (about 3.0 years), if it is Moderately Bearish. If the Scorecard is indeterminate, the Adviser will match the duration of the benchmark (about 6.0 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 9.0 years) if Moderately Bullish, or 200% of the benchmark (about 12 years) if the outlook is Fully Bullish. By using leveraged ETFs, the Fund could possibly sustain a substantial loss in volatile markets.

•	100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities; and

•	The Fund may invest in derivatives (options and futures) for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment.

Main types of securities the Fund may hold:

•	U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds
•	Treasury related ETFs, including leveraged ETFs
•	Futures and Options
•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Concentration Risk. Since a large percentage of the Fund’s assets will be invested in the securities of the U.S. Government and Treasury related ETFs, any change in the value of those securities could significantly affect the value of your investment in the Fund.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Fund.

Leveraging Risks. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, including through the use of leveraged ETFs, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Swap or Counterparty Risk. The inverse ETFs employed in the strategy utilize swaps and may entail certain risks, including, in some or all cases, aggressive investment techniques (futures contracts, options, forward contracts, swap agreements and similar instruments), correlation or inverse correlation, leverage and market price variance, all of which can increase volatility and decrease performance. The ETFs are non-diversified and may be more susceptible to single issuer risk than a more diversified fund.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Short Selling Risk. The inverse ETFs or U.S. Treasury-related derivatives that the Fund may use may have the effect of short selling U. S. Treasury securities. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser‘s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is "non-diversified" and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the Barclays Capital U.S. Treasury Index. The Fund has been in existence since July 8, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception period compare with those of the Fund's benchmark, the Barclays Capital U.S. Treasury Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ABSOLUTE RETURN BULL BEAR BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	3.24%	4Q 2010
Worst quarter:	(3.30)%	3Q 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.30%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence Absolute Return Bull Bear Bond Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
American Independence Absolute Return Bull Bear Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBBIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.32%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	134
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	431
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	750
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,652
2011	rr_AnnualReturn2011	(8.94%)
1 Year	rr_AverageAnnualReturnYear01	(8.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
American Independence Absolute Return Bull Bear Bond Fund | Institutional Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
American Independence Absolute Return Bull Bear Bond Fund | Institutional Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
American Independence Absolute Return Bull Bear Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.57%	[1],[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	578
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	912
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,268
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,271
1 Year	rr_AverageAnnualReturnYear01	(13.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010

[1]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
[2]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 1.30% and 1.55% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[3]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is not assessing the distribution fee and is assessing the full 0.25% shareholder servicing fee.